Offerings - Offering: 1	Dec. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	10,547,974
Proposed Maximum Offering Price per Unit	12.03
Maximum Aggregate Offering Price	$ 126,892,127.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,523.80
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) to which this exhibit relates shall also cover any additional shares of the ordinary shares of YD Bio Limited (the “Company,” and such shares, “Company Ordinary Shares”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Company Ordinary Shares.

Fee calculated in accordance with Rules 457(c) and 457(h) under the Securities Act.

Represents shares of Company Ordinary Shares reserved for future issuance under the YD Bio Limited Equity Incentive Plan.

Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low prices of shares of Company Ordinary Shares as reported on the Nasdaq Global Market on December 30, 2025.